REVENUES - Segment Revenue By Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 37,381	$ 52,099	$ 54,808
Other revenues	3,239	2,969	2,577
Total revenues	40,620	55,068	57,385
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	20,621	30,873	33,631
Other revenues	1,828	1,537	1,155
Total revenues	22,449	32,410	34,786
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,342	6,046	6,118
Other revenues	1,397	1,411	1,406
Total revenues	3,739	7,457	7,524
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	14,418	15,180	15,059
Other revenues	14	21	16
Total revenues	$ 14,432	$ 15,201	$ 15,075